Average Annual Total Returns - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund		12 Months Ended	60 Months Ended	83 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.68%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	6.75%	1.48%
Performance Inception Date	Jan. 29, 2019
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	6.67%	1.39%
Performance Inception Date	Jan. 29, 2019